LEASES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 189	$ 182
Operating Lease, Weighted Average Remaining Lease Term	5 years 9 months 29 days	7 years 2 months 26 days
Finance Lease, Weighted Average Remaining Lease Term	5 years 3 months	5 years 3 months
Operating Lease, Weighted Average Discount Rate, Percent	2.26%	2.99%
Finance Lease, Weighted Average Discount Rate, Percent	3.42%	3.42%
Minimum
Lessee, Lease, Description [Line Items]
Lessee, Remaining Lease Term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Remaining Lease Term	40 years
Residual value guarantees
Lessee, Lease, Description [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 18